CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Interest and fees on loans	$ 1,286,470	$ 816,806	$ 679,917
Interest on investment securities available-for-sale	130,376	105,019	96,671
Interest on investment securities held-to-maturity	525	591	789
Interest on loans held-for-sale	45,108	17,517	5,506
Interest on trading securities	58,684	34,991	30,779
Interest on other earning assets	24,858	15,006	4,247
Total interest income	1,546,021	989,930	817,909
Interest on deposits:
Savings	107,748	42,519	19,608
Time deposits	53,096	13,111	10,021
Other interest-bearing deposits	55,707	24,481	10,357
Interest on trading liabilities	19,359	15,468	15,000
Interest on short-term borrowings	36,747	16,000	4,736
Interest on term borrowings	53,047	36,037	29,103
Total interest expense	325,704	147,616	88,825
Net interest income	1,220,317	842,314	729,084
Provision/(provision credit) for loan losses	7,000	0	11,000
Net interest income after provision/(provision credit) for loan losses	1,213,317	842,314	718,084
Noninterest income:
Fixed income	167,882	216,625	268,561
Deposit transactions and cash management	133,281	110,592	108,553
Brokerage, management fees and commissions	54,803	48,514	42,911
Trust services and investment management	29,806	28,420	27,727
Bankcard income	26,718	25,467	24,430
Bank-owned life insurance (BOLI)	18,955	15,124	14,687
Debt securities gains/(losses), net (Note 3 and Note 14)	52	483	1,485
Equity securities gains/(losses), net (Note 3)	212,896	109	(144)
All other income and commissions (Note 13)	78,395	44,885	64,231
Total noninterest income	722,788	490,219	552,441
Adjusted gross income after provision/(provision credit) for loan losses	1,936,105	1,332,533	1,270,525
Noninterest expense:
Employee compensation, incentives, and benefits	658,223	587,465	563,791
Occupancy	85,009	54,646	50,880
Computer software	60,604	48,234	45,122
Operations services	56,280	43,823	41,852
Professional fees	45,799	47,929	19,169
Equipment rentals, depreciation, and maintenance	39,132	29,543	27,385
FDIC premium expense	31,642	26,818	21,585
Communications and courier	30,032	17,624	14,265
Amortization of intangible assets	25,855	8,728	5,198
Advertising and public relations	24,752	19,214	21,612
Contract employment and outsourcing	18,522	14,954	10,061
Legal fees	11,149	12,076	21,558
Repurchase and foreclosure provision/(provision credit)	(1,039)	(22,527)	(32,722)
All other expense (Note 13)	136,036	135,134	115,448
Total noninterest expense	1,221,996	1,023,661	925,204
Income/(loss) before income taxes	714,109	308,872	345,321
Provision/(benefit) for income taxes (Note 15)	157,602	131,892	106,810
Net income/(loss)	556,507	176,980	238,511
Net income attributable to noncontrolling interest	11,465	11,465	11,465
Net income/(loss) attributable to controlling interest	545,042	165,515	227,046
Preferred stock dividends	6,200	6,200	6,200
Net income/(loss) available to common shareholders	$ 538,842	$ 159,315	$ 220,846
Basic earnings/(loss) per share (Note 16) (in dollars per share)	$ 1.66	$ 0.66	$ 0.95
Diluted earnings/(loss) per share (Note 16) (in dollars per share)	$ 1.65	$ 0.65	$ 0.94
Weighted average common shares (in shares)	324,375	241,436	232,700
Diluted average common shares (in shares)	327,445	244,453	235,292
Cash dividends declared per common share (in dollars per share)	$ 0.48	$ 0.36	$ 0.28